Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Detail) - Employees Stock Option Scheme - ₨ / shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Options
Options outstanding, beginning of period	75,443,800	92,156,300	128,654,300
Granted	19,895,000.0	16,882,050.0	0.0
Exercised	(23,772,304)	(32,544,550)	(34,359,200)
Forfeited	(3,205,385)	(986,800)	(1,992,500)
Lapsed	(54,700)	(63,200)	(146,300)
Options outstanding, end of period	68,306,411	75,443,800	92,156,300
Options exercisable, end of period	40,304,861	46,810,250	56,314,000
Weighted Average Exercise Price
Options outstanding, beginning of period	₨ 1,050.22	₨ 904.97	₨ 840.19
Granted	2,060.47	1,433.23	0.00
Exercised	925.79	837.59	658.20
Forfeited	1,518.42	1,055.59	981.44
Lapsed	837.10	963.45	857.61
Options outstanding, end of period	1,365.97	1,050.22	904.97
Options exercisable, end of period	1,017.78	901.44	835.06
Weighted average fair value of options granted during the year	₨ 525.57	₨ 464.17	₨ 0.00